OTHER (LOSSES) GAINS-NET	12 Months Ended
Dec. 31, 2022
OTHER (LOSSES)/GAINS-NET
OTHER (LOSSES)/GAINS-NET

30     OTHER (LOSSES)/GAINS-NET

	For the years ended December 31
	2022	2021	2020

Gains/(losses) on disposal of subsidiaries (i)	86,343	(27,404)	11,305
Realized and unrealized gains/(losses) on futures, forward and option contracts, net (ii)	295,882	(604,734)	512,984
Gains/(losses) on disposal of property, plant and equipment, intangible assets and right-of-use assets, net	323,659	(679,397)	(223,206)
Others	(390,525)	(329,480)	72,009
	315,359	(1,641,015)	373,092
(i)	During the year ended December 31, 2022, the Group disposed of certain subsidiaries with gains totalling RMB86 million, which included a gain of disposal of Yunnan Haoxin of RMB37 million (Note 10).
(ii)	The Group did not apply hedge accounting for these futures, forward and option contracts.